Note 10 - Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Earnings per share [text block]
	Year ended December 31, 2022	Year ended December 31, 2021 (As restated Note 8(g))

Net income (loss) for the year	$(753,437)	$11,752,931
Weighted average number of shares outstanding – basic	59,065,118	57,624,420
Net income (loss) per share – basic	$(0.01)	$0.20

Dilutive effect of stock options	-	739,172
Dilutive effect of DSUs	-	305,415
Dilutive effect of RSUs	-	326,986
Diluted weighted average number of shares outstanding	59,065,118	58,995,993
Net income (loss) per share – diluted	$(0.01)	$0.20

Items excluded from the calculation of diluted net income (loss) per share due to their anti-dilutive effect

Stock options, DSUs, and RSUs	5,645,525	2,297,512